Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/30/2019
Distribution Date:	6/14/2019

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Floating(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.53760	$1,922,000,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$27,187,994,100

OSFI Covered Bond Limit			$42,138,984,421

Series Ratings	Moody's	Fitch	DBRS
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

 (1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/30/2019
Distribution Date:	6/14/2019

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/30/2019
Distribution Date:	6/14/2019

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$27,187,994,100

A = Lesser of (i) LTV Adjusted Loan Balance and			36,050,932,507		A (i)	37,994,151,933
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	36,050,932,507
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			398,599,712
Total: A + B + C + D + E - F			35,923,508,486

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.7%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			28,516,386,823

A = lesser of (i) Present Value of outstanding loan balance of			37,639,027,645
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			37,910,203,335

Intercompany Loan Balance

Guarantee Loan			28,447,723,952
Demand Loan			10,795,512,931
Total			39,243,236,883

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
May 30, 2019	N/A		N/A

Portfolio Flow of Funds

	5/30/2019		4/30/2019
Cash Inflows
Principal Receipts	466,702,114.40		427,829,174.44
Sale of Loans	558,379,349.67		83,967,227.77
Revenue Receipts	99,970,232.01		110,645,807.93
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(99,868,186.08)	(7)	(110,638,656.94)	(8)
Purchase of Loans	(32,565,134.62)		(47,094,376.01)
Intercompany Loan Repayment	(992,516,329.45)	(7)	(464,702,026.20)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(25.69)		(1,179.41)
Net Inflows/(Outflows)	102,020.24		5,971.58

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.5431%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and

Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on June 17th, 2019.

(8) This amount was paid out on May 17th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/30/2019
Distribution Date:	6/14/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$38,985,473,225
Current Month Ending Balance(1)	$37,986,589,802
Number of Mortgage Loans in Pool	175,390
Average Loan Size	$216,584
Number of Primary Borrowers	151,980
Number of Properties	157,090

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.36%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.29%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.75%
Weighted Average Seasoning of Loans in the Portfolio	27.89	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.01%
Weighted Average Original Term of Loans in the Portfolio	55.36	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	27.46	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	35.19	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	175,284	99.94%	37,961,585,848	99.93%
30 to 59 Days Past Due	89	0.05%	22,376,681	0.06%
60 to 89 Days Past Due	17	0.01%	2,627,273	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	175,390	100.00%	37,986,589,802	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,560	11.15%	4,556,752,522	12.00%
British Columbia	24,642	14.05%	7,169,227,659	18.87%
Manitoba	3,148	1.79%	458,071,222	1.21%
New Brunswick	3,969	2.26%	397,383,058	1.05%
Newfoundland	4,127	2.35%	582,897,175	1.53%
Northwest Territories	56	0.03%	11,275,833	0.03%
Nova Scotia	6,062	3.46%	772,796,678	2.03%
Nunavut	-	0.00%	-	0.00%
Ontario	92,165	52.55%	20,695,139,346	54.48%
Prince Edward Island	839	0.48%	90,746,575	0.24%
Quebec	15,506	8.84%	2,246,612,875	5.91%
Saskatchewan	5,030	2.87%	950,932,399	2.50%
Yukon	286	0.16%	54,754,462	0.14%
Total	175,390	100.00%	37,986,589,802	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,045	1.17%	406,771,916	1.07%
599 or less	1,228	0.70%	246,627,565	0.65%
600 - 650	2,925	1.67%	632,607,020	1.67%
651 - 700	9,486	5.41%	2,087,363,492	5.50%
701 - 750	20,693	11.80%	4,747,115,947	12.50%
751 - 800	31,109	17.74%	7,193,332,073	18.94%
801 and Above	107,904	61.52%	22,672,771,791	59.69%
Total	175,390	100.00%	37,986,589,802	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/30/2019
Distribution Date:	6/14/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	134,328	76.59%	26,978,348,358	71.02%
Variable	41,062	23.41%	11,008,241,443	28.98%
Total	175,390	100.00%	37,986,589,802	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	139,703	79.65%	27,510,831,015	72.42%
Non-STEP	35,687	20.35%	10,475,758,786	27.58%
Total	175,390	100.00%	37,986,589,802	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,428	7.09%	2,712,492,111	7.14%
Owner Occupied	162,962	92.91%	35,274,097,691	92.86%
Total	175,390	100.00%	37,986,589,802	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	26,084	14.87%	6,501,939,760	17.12%
2.5000 - 2.9999	72,126	41.12%	14,147,961,554	37.24%
3.0000 - 3.4999	44,146	25.17%	9,705,559,343	25.55%
3.5000 - 3.9999	32,121	18.31%	7,486,536,341	19.71%
4.0000 - 4.4999	512	0.29%	79,296,452	0.21%
4.5000 - 4.9999	212	0.12%	33,652,908	0.09%
5.0000 - 5.4999	50	0.03%	5,855,640	0.02%
5.5000 and Above	139	0.08%	25,787,802	0.07%
Total	175,390	100.00%	37,986,589,802	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,232	10.40%	1,374,701,990	3.62%
20.01-25.00	7,288	4.16%	982,093,483	2.59%
25.01-30.00	8,616	4.91%	1,391,432,612	3.66%
30.01-35.00	10,685	6.09%	1,986,481,390	5.23%
35.01-40.00	13,092	7.46%	2,726,773,666	7.18%
40.01-45.00	15,306	8.73%	3,428,044,640	9.02%
45.01-50.00	17,417	9.93%	4,102,258,873	10.80%
50.01-55.00	18,712	10.67%	4,575,553,469	12.05%
55.01-60.00	16,925	9.65%	4,318,719,557	11.37%
60.01-65.00	15,068	8.59%	3,946,646,210	10.39%
65.01-70.00	12,970	7.39%	3,355,895,190	8.83%
70.01-75.00	10,968	6.25%	2,920,027,262	7.69%
75.01-80.00	7,977	4.55%	2,237,240,339	5.89%
80.01-90.00	1,883	1.07%	559,220,144	1.47%
90.01-100.00	211	0.12%	72,273,389	0.19%
Over 100.00	40	0.02%	9,227,587	0.02%
Total	175,390	100.00%	37,986,589,802	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/30/2019
Distribution Date:	6/14/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	27,356	15.60%	4,653,768,449	12.25%
12.00 - 23.99	48,127	27.44%	9,292,671,376	24.46%
24.00 - 35.99	59,328	33.83%	13,683,463,973	36.02%
36.00 - 41.99	18,777	10.71%	4,886,290,726	12.86%
42.00 - 47.99	8,644	4.93%	2,181,055,650	5.74%
48.00 - 53.99	8,319	4.74%	2,390,610,626	6.29%
54.00 - 59.99	3,687	2.10%	670,076,748	1.76%
60.00 - 65.99	972	0.55%	196,491,071	0.52%
66.00 - 71.99	34	0.02%	5,071,885	0.01%
72.00 and Above	146	0.08%	27,089,300	0.07%
Total	175,390	100.00%	37,986,589,802	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	46,755	26.66%	2,765,193,839	7.28%
100,000 - 149,999	28,216	16.09%	3,529,503,139	9.29%
150,000 - 199,999	25,190	14.36%	4,390,663,227	11.56%
200,000 - 249,999	20,387	11.62%	4,570,647,825	12.03%
250,000 - 299,999	15,589	8.89%	4,265,681,271	11.23%
300,000 - 349,999	10,716	6.11%	3,469,432,122	9.13%
350,000 - 399,999	7,537	4.30%	2,813,609,300	7.41%
400,000 - 449,999	5,191	2.96%	2,199,791,190	5.79%
450,000 - 499,999	4,012	2.29%	1,899,818,587	5.00%
500,000 - 549,999	2,865	1.63%	1,501,347,328	3.95%
550,000 - 599,999	2,207	1.26%	1,266,434,626	3.33%
600,000 - 649,999	1,615	0.92%	1,006,718,928	2.65%
650,000 - 699,999	1,195	0.68%	805,328,104	2.12%
700,000 - 749,999	858	0.49%	620,540,216	1.63%
750,000 - 799,999	675	0.38%	522,534,587	1.38%
800,000 - 849,999	541	0.31%	445,757,373	1.17%
850,000 - 899,999	415	0.24%	363,197,600	0.96%
900,000 - 949,999	344	0.20%	317,405,348	0.84%
950,000 - 999,999	246	0.14%	240,032,805	0.63%
1,000,000 or Greater	836	0.48%	992,952,388	2.61%
Total	175,390	100.00%	37,986,589,802	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	28,450	16.22%	5,753,692,594	15.15%
Single Family	140,776	80.26%	30,838,088,638	81.18%
Multi Family	5,461	3.11%	1,255,682,792	3.31%
Other	703	0.40%	139,125,778	0.37%
Total	175,390	100.00%	37,986,589,802	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/30/2019
Distribution Date:	6/14/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	66,450,555	51,512,235	67,920,751	85,009,348	119,989,324	140,778,932	206,143,834	273,364,065	361,708,962	450,932,817	551,211,753	981,152,082	899,672,089	281,696,975	19,208,798	-	4,556,752,522	12.00%
	Current and Less Than 30 Days Past Due	66,450,555	51,512,235	67,920,751	85,009,348	119,989,324	140,778,932	206,143,834	273,312,072	361,522,030	450,689,048	550,597,371	980,133,127	898,368,226	281,163,112	19,208,798	-	4,552,798,764	99.91%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	51,993	186,932	243,769	614,382	676,041	1,064,513	533,863	-	-	3,371,493	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	342,914	239,350	-	-	-	582,264	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	353,276,385	231,356,285	344,257,476	491,882,585	697,137,080	846,887,322	890,412,644	834,426,022	774,332,979	704,248,649	432,675,239	283,443,724	188,125,701	88,034,265	4,679,458	4,051,844	7,169,227,659	18.87%
	Current and Less Than 30 Days Past Due	353,157,022	230,699,262	344,257,476	491,548,217	695,286,752	846,887,322	889,362,748	833,671,981	773,910,472	703,774,176	432,675,239	283,443,724	188,125,701	88,034,265	4,679,458	4,051,844	7,163,565,661	99.92%
	30 to 59 Days Past Due	-	657,023	-	334,368	1,850,328	-	902,385	754,040	422,507	474,473	-	-	-	-	-	-	5,395,124	0.08%
	60 to 89 Days Past Due	119,363	-	-	-	-	-	147,511	-	-	-	-	-	-	-	-	-	266,874	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,547,675	7,869,744	8,366,091	14,329,407	17,068,401	29,734,020	30,982,958	47,423,184	55,761,721	65,319,224	76,445,119	73,437,054	21,834,364	683,812	268,448	-	458,071,222	1.21%
	Current and Less Than 30 Days Past Due	8,547,675	7,869,744	8,366,091	14,329,407	17,068,401	29,734,020	30,982,958	47,423,184	55,761,721	65,319,224	76,247,208	73,437,054	21,834,364	683,812	268,448	-	457,873,311	99.96%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	197,911	-	-	-	-	-	197,911	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,635,437	8,186,334	9,910,430	17,370,862	25,322,513	38,704,730	51,031,095	83,276,759	69,969,131	43,795,054	22,429,663	8,666,751	7,949,883	-	134,416	-	397,383,058	1.05%
	Current and Less Than 30 Days Past Due	10,635,437	8,186,334	9,910,430	17,370,862	25,322,513	38,623,785	50,890,189	83,195,630	69,969,131	43,795,054	22,429,663	8,666,751	7,949,883	-	134,416	-	397,080,078	99.92%
	30 to 59 Days Past Due	-	-	-	-	-	80,945	140,906	81,129	-	-	-	-	-	-	-	-	302,980	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,379,032	4,603,062	6,458,694	8,602,601	13,874,465	19,180,724	26,792,520	36,866,817	41,229,561	60,617,495	76,966,472	145,307,731	131,279,679	4,029,964	708,357	-	582,897,175	1.53%
	Current and Less Than 30 Days Past Due	6,379,032	4,603,062	6,458,694	8,602,601	13,874,465	19,180,724	26,792,520	36,866,817	41,229,561	60,617,495	76,689,711	145,043,256	131,279,679	4,029,964	708,357	-	582,355,939	99.91%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	276,761	264,474	-	-	-	-	541,236	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	445,209	178,748	303,870	199,844	1,157,626	987,477	1,275,061	2,168,043	1,653,199	1,390,109	1,057,613	235,347	223,688	-	-	-	11,275,833	0.03%
	Current and Less Than 30 Days Past Due	445,209	178,748	303,870	199,844	1,157,626	987,477	1,275,061	2,168,043	1,653,199	1,390,109	1,057,613	235,347	223,688	-	-	-	11,275,833	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	16,629,646	11,737,526	16,025,216	21,261,419	32,788,824	49,278,276	65,013,388	98,893,899	93,455,270	100,804,556	134,391,878	103,316,391	29,200,389	-	-	-	772,796,678	2.03%
	Current and Less Than 30 Days Past Due	16,629,646	11,737,526	16,025,216	21,261,419	32,788,824	49,253,257	65,013,388	98,556,959	93,455,270	100,644,087	134,391,878	103,316,391	29,200,389	-	-	-	772,274,250	99.93%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	336,939	-	-	-	-	-	-	-	-	336,939	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	25,019	-	-	-	160,469	-	-	-	-	-	-	185,488	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	828,511,292	604,896,763	848,576,651	1,225,580,762	1,655,152,662	2,089,045,342	2,530,344,234	2,746,753,906	2,424,163,761	2,082,531,426	1,602,977,920	1,000,128,548	830,908,059	176,327,595	44,240,442	4,999,981	20,695,139,346	54.48%
	Current and Less Than 30 Days Past Due	828,441,794	604,896,763	848,576,651	1,224,231,744	1,653,521,707	2,088,119,435	2,529,351,875	2,745,137,067	2,422,592,850	2,081,160,525	1,602,576,416	999,866,233	830,603,379	176,327,595	44,240,442	4,999,981	20,684,644,459	99.95%
	30 to 59 Days Past Due	69,498	-	-	1,116,464	1,404,707	925,906	992,359	1,313,601	1,570,911	1,370,902	401,504	262,315	304,681	-	-	-	9,732,848	0.05%
	60 to 89 Days Past Due	-	-	-	232,554	226,248	-	-	303,238	-	-	-	-	-	-	-	-	762,039	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,975,044	1,718,734	1,982,235	3,553,399	6,630,652	9,173,596	13,817,981	20,413,582	11,791,334	8,329,613	5,558,143	2,440,067	2,362,197	-	-	-	90,746,575	0.24%
	Current and Less Than 30 Days Past Due	2,975,044	1,718,734	1,982,235	3,553,399	6,630,652	9,173,596	13,817,981	20,339,787	11,791,334	8,329,613	5,558,143	2,440,067	2,362,197	-	-	-	90,672,781	99.92%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	73,794	-	-	-	-	-	-	-	-	73,794	0.08%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	59,888,632	43,975,929	64,540,288	85,847,559	106,788,028	135,147,095	182,387,168	227,169,704	288,508,950	313,703,308	359,598,565	272,824,954	95,081,066	8,358,401	2,617,466	175,762	2,246,612,875	5.91%
	Current and Less Than 30 Days Past Due	59,888,632	43,930,016	64,540,288	85,847,559	106,233,674	135,147,095	182,387,168	226,875,690	288,342,109	313,194,250	359,381,176	272,522,678	95,002,509	8,358,401	2,617,466	175,762	2,244,444,474	99.90%
	30 to 59 Days Past Due	-	45,913	-	-	554,354	-	-	294,014	-	509,058	217,389	302,277	78,556	-	-	-	2,001,560	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	166,841	-	-	-	-	-	-	-	166,841	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,317,750	14,778,240	20,832,908	30,038,557	46,934,657	64,878,775	95,239,557	197,823,610	189,982,760	109,669,433	86,642,661	47,478,759	27,225,599	89,132	-	-	950,932,399	2.50%
	Current and Less Than 30 Days Past Due	19,317,750	14,778,240	20,771,965	30,038,557	46,934,657	64,878,775	95,239,557	197,417,995	189,798,403	109,233,787	86,642,661	47,478,759	27,225,599	89,132	-	-	949,845,837	99.89%
	30 to 59 Days Past Due	-	-	60,943	-	-	-	-	-	-	435,647	-	-	-	-	-	-	496,590	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	405,615	184,358	-	-	-	-	-	-	-	589,972	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,645,333	1,279,884	2,258,001	2,805,045	3,929,435	4,248,353	8,818,433	6,973,879	6,161,928	5,304,526	5,940,164	1,595,854	3,377,625	-	416,003	-	54,754,462	0.14%
	Current and Less Than 30 Days Past Due	1,645,333	1,279,884	2,258,001	2,805,045	3,929,435	4,248,353	8,818,433	6,973,879	6,161,928	5,304,526	5,940,164	1,595,854	3,377,625	-	416,003	-	54,754,462	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,374,701,990	982,093,483	1,391,432,612	1,986,481,390	2,726,773,666	3,428,044,640	4,102,258,873	4,575,553,469	4,318,719,557	3,946,646,210	3,355,895,190	2,920,027,262	2,237,240,339	559,220,144	72,273,389	9,227,587	37,986,589,802	100.00%
	Current and Less Than 30 Days Past Due	1,374,513,130	981,390,548	1,391,371,669	1,984,798,004	2,722,738,029	3,427,012,770	4,100,075,712	4,571,939,106	4,316,188,009	3,943,451,893	3,354,187,244	2,918,179,240	2,235,553,239	558,686,281	72,273,389	9,227,587	37,961,585,848	99.93%
	30 to 59 Days Past Due	69,498	702,935	60,943	1,450,832	3,809,389	1,006,852	2,035,650	2,831,717	2,180,350	3,033,848	1,707,947	1,505,107	1,447,750	533,863	-	-	22,376,681	0.06%
	60 to 89 Days Past Due	119,363	-	-	232,554	226,248	25,019	147,511	782,647	351,199	160,469	-	342,914	239,350	-	-	-	2,627,273	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/30/2019
Distribution Date:	6/14/2019

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	20,902,164	16,089,565	19,400,238	32,787,726	29,977,169	32,344,381	33,866,977	35,200,831	41,343,605	35,346,636	39,361,088	34,627,785	28,179,836	6,385,050	498,533	460,330	406,771,916	1.07%
<=599	5,134,423	2,980,598	6,567,084	10,011,320	18,754,046	24,434,181	21,652,978	35,193,773	26,135,144	32,842,387	23,457,593	21,512,062	14,073,416	3,878,560	-	-	246,627,565	0.65%
600-650	9,065,652	11,228,568	13,698,194	27,133,500	38,709,966	51,650,550	61,638,591	81,572,170	70,358,503	78,262,159	66,031,405	50,018,603	56,818,714	12,170,547	4,249,898	-	632,607,020	1.67%
651-700	39,586,995	28,579,928	51,078,031	77,335,403	143,116,494	159,403,034	209,940,741	242,728,991	264,584,592	238,477,133	220,613,467	198,932,462	171,917,539	34,239,051	5,540,976	1,288,655	2,087,363,492	5.50%
701-750	96,785,865	90,330,666	123,327,450	187,427,644	285,607,573	365,294,468	482,803,169	564,626,952	526,398,586	541,443,514	508,905,252	481,502,056	389,678,740	88,288,439	12,056,064	2,639,510	4,747,115,947	12.50%
751-800	184,900,292	140,730,910	219,204,541	314,718,683	438,034,955	620,221,481	758,961,579	877,431,807	825,537,420	794,974,591	717,331,725	621,330,240	527,185,995	132,653,110	17,379,622	2,735,123	7,193,332,073	18.94%
>800	1,018,326,599	692,153,248	958,157,074	1,337,067,114	1,772,573,465	2,174,696,545	2,533,394,838	2,738,798,945	2,564,361,707	2,225,299,789	1,780,194,660	1,512,104,054	1,049,386,100	281,605,388	32,548,295	2,103,969	22,672,771,791	59.69%
Total	1,374,701,990	982,093,483	1,391,432,612	1,986,481,390	2,726,773,666	3,428,044,640	4,102,258,873	4,575,553,469	4,318,719,557	3,946,646,210	3,355,895,190	2,920,027,262	2,237,240,339	559,220,144	72,273,389	9,227,587	37,986,589,802	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.